Retirement Benefit Plans and Postretirement and Postemployment Benefit Obligations (Details 2) (Single-Employer Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Jan. 01, 2012
Plan assets
Target Allocation	100.00%
Plan asset allocation	100.00%	100.00%
Fair value of plan assets	$ 133,883	$ 123,039	$ 101,660
Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets
Fair value of plan assets	97,727	86,136
Significant Other Observable Inputs (Level 2)
Plan assets
Fair value of plan assets	35,711	36,410
Significant Unobservable Inputs (Level 3)
Plan assets
Fair value of plan assets	445	493	517
Equity Securities
Plan assets
Target Allocation	60.00%
Plan asset allocation	60.00%	64.00%
Fair value of plan assets	79,995	78,773
Equity Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets
Fair value of plan assets	61,929	57,423
Equity Securities | Significant Other Observable Inputs (Level 2)
Plan assets
Fair value of plan assets	18,066	21,350
Debt Securities
Plan assets
Target Allocation	37.00%
Plan asset allocation	26.00%	31.00%
Fair value of plan assets	35,467	37,786
Debt Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets
Fair value of plan assets	17,527	22,233
Debt Securities | Significant Other Observable Inputs (Level 2)
Plan assets
Fair value of plan assets	17,495	15,060
Debt Securities | Significant Unobservable Inputs (Level 3)
Plan assets
Fair value of plan assets	445	493
Cash and Cash Equivalents
Plan assets
Target Allocation	3.00%
Plan asset allocation	14.00%	5.00%
Fair value of plan assets	18,421	6,480
Cash and Cash Equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Plan assets
Fair value of plan assets	18,271	6,480
Cash and Cash Equivalents | Significant Other Observable Inputs (Level 2)
Plan assets
Fair value of plan assets	$ 150